Rule 497(j)
                                                     Registration No. 33-45890



REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                 December 4, 1995


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8
                        File No. 33-45890

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 27, 1995 and became effective October 31, 1995 pursuant to Rule 485(b).

                                    Insured Municipal Securities Trust,
                                    New Jersey Navigator Insured Series 8


                                    REICH & TANG DISTRIBUTORS L.P.
                                    GRUNTAL & CO. INCORPORATED


                                    By:
                                          Peter J. DeMarco
                                          as agent for the Sponsors

322031.1